Reclassification of Prior Period Amounts - Schedule of Consolidated and Combined Statement of Cash Flow (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Original [Member]
Operating activities
Income tax expenses	$ 52,755	$ 144,647
Interest income	(91,214)	(66,403)
Interest expenses	76,564	55,550
Unrealized foreign exchange gain		(148,160)
Tax payable
Income taxes (paid)/refunded	(301,899)	4,599
Investing activities
Interest received	91,214	66,403
Financing activities
Advance from related parties		1,333,666
Repayments to related parties		(3,911,139)
Proceeds from new bank borrowings	600,785	553,096
Repayment of bank borrowings	(189,129)	(206,611)
Interest paid on bank borrowing	(60,541)	(35,673)
Other interest paid	(153)	(17)
Payments of principal portion of lease liabilities	(152,001)	(179,532)
Payments of interest portion of lease liabilities	(15,870)	(19,860)
Reclassification [Member]
Operating activities
Income tax expenses	(52,755)	(144,647)
Interest income	91,214	66,403
Interest expenses	(76,564)	(55,550)
Unrealized foreign exchange gain		148,160
Tax payable	(137,471)	136,630
Income taxes (paid)/refunded	301,899	(4,599)
Investing activities
Interest received	(91,214)	(66,403)
Financing activities
Proceeds from new bank borrowings	(2,158)	(45,321)
Repayment of bank borrowings	679	45,321
Interest paid on bank borrowing	60,541	35,673
Other interest paid	153	17
Payments of principal portion of lease liabilities	152,001	179,532
Payments of interest portion of lease liabilities	15,870	19,860
Final [Member]
Operating activities
Income tax expenses
Interest income
Interest expenses
Unrealized foreign exchange gain
Tax payable	(137,471)	136,630
Income taxes (paid)/refunded
Investing activities
Interest received
Financing activities
Advance from related parties
Repayments to related parties
Proceeds from new bank borrowings	598,627	507,775
Repayment of bank borrowings	(188,450)	(161,290)
Interest paid on bank borrowing
Other interest paid
Payments of principal portion of lease liabilities
Payments of interest portion of lease liabilities